Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Interest rate derivatives USD ($)	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2012 Currency options USD ($)	Mar. 31, 2012 Currency options INR	Mar. 31, 2011 Currency options INR	Mar. 31, 2012 Currency swaps USD ($)	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2012 Forward exchange contracts USD ($)	Mar. 31, 2012 Forward exchange contracts INR	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2011 Forward rate agreements INR
Derivatives, Fair Value [Line Items]
Notional	$ 162,611.7	8,275,307.5	5,446,623.2	$ 46,223.9	2,352,335.4	2,045,524.2	$ 4,335.2	220,616.6	358,206.1	$ 1,050.1	53,438.4	35,368.4	$ 111,002.5	5,648,917.1	3,006,909.9	614.6
Gross Assets	2,617.3	133,194.3	75,593.6		11,735.6	18,885.7		3,987.7	5,448.6		2,959.3	927.5		114,511.7	50,331.2	0.6
Gross Liabilities	2,513.9	127,932.3	74,401.8		12,353.8	20,835.1		3,038.8	5,840.6		1,882.0	726.3		110,657.7	46,999.3	0.5
Net Fair Value	$ 103.4	5,262.0	1,191.8	$ (12.1)	(618.2)	(1,949.4)	$ 18.6	948.9	(392.0)	$ 21.2	1,077.3	201.2	$ 75.7	3,854.0	3,331.9	0.1